UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lakewood Capital Management, LP

Address:  509 Madison Avenue, Suite 1914
          New York, New York 10022


13F File Number: 028-12815

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Michael C. Antonacci
Title:  Chief Financial Officer
Phone:  (212) 584-2211


Signature, Place and Date of Signing:


/s/ Michael C. Antonacci.       New York, New York         February 17, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  42

Form 13F Information Table Value Total:  $56,473
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                     FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2        COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8

                               TITLE OF                     VALUE     SHRS OR  SH/ PUT/   INVSMT    OTHR          VOTING AUTHORITY
NAME OF ISSUER                 CLASS            CUSIP       (X$1000)  PRN AMT  PRN CALL   DSCRTN    MGRS       SOLE     SHARED  NONE

AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105   2,479      80,000  SH          SOLE     NONE        80,000
ASCENT MEDIA CORP              COM SER A        043632108   1,101      50,407  SH          SOLE     NONE        50,407
BLACKROCK MUNIHLDGS INS INV    COM              09254P108     115      12,600  SH          SOLE     NONE        12,600
BLACKROCK MUNIVEST FD INC      COM              09253R105     116      17,350  SH          SOLE     NONE        17,350
BLACKROCK MUNIYIELD N Y INSD   COM              09255E102     243      28,300  SH          SOLE     NONE        28,300
BLACKROCK MUNIYIELD QUALITY    COM              09254G108     180      20,953  SH          SOLE     NONE        20,953
CRAWFORD & CO                  CL A             224633206     162      24,103  SH          SOLE     NONE        24,103
DREYFUS STRATEGIC MUN BD FD    COM              26202F107     192      34,600  SH          SOLE     NONE        34,600
DWS MUN INCOME TR              COM              23338M106     446      54,400  SH          SOLE     NONE        54,400
E M C CORP MASS                COM              268648102   4,664     445,500  SH          SOLE     NONE       445,500
EATON VANCE FLTING RATE INC    COM              278279104   1,120     139,695  SH          SOLE     NONE       139,695
ECHOSTAR CORP                  CL A             278768106   3,673     247,028  SH          SOLE     NONE       247,028
FEDERAL HOME LN MTG CORP       COM              313400301      35      47,800      PUT     SOLE     NONE        47,800
FIRST TR ABERDEEN GLBL OPP F   COM SHS          337319107     279      26,800  SH          SOLE     NONE        26,800
GPO AEROPORTUARIO DEL PAC SA   SPON ADR B       400506101   3,911     169,900  SH          SOLE     NONE       169,900
GRUPO AEROPORTUARIO CTR NORT   SPON ADR         400501102     964      86,826  SH          SOLE     NONE        86,826
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206   3,692     247,100  SH          SOLE     NONE       247,100
HARVEST NATURAL RESOURCES IN   COM              41754V103   1,429     332,376  SH          SOLE     NONE       332,376
LODGENET INTERACTIVE CORP      COM              540211109      68      97,000  SH          SOLE     NONE        97,000
MAGNA INTL INC                 CL A             559222401   2,772      92,600  SH          SOLE     NONE        92,600
MASTERCARD INC                 CL A             57636Q104   2,959      20,700  SH          SOLE     NONE        20,700
MICROSOFT CORP                 COM              594918104   6,028     310,100  SH          SOLE     NONE       310,100
MORGAN STANLEY                 QUALT MUN INCM   61745P734     238      25,200  SH          SOLE     NONE        25,200
MORGAN STANLEY                 INSD MUN TR      61745P866     223      22,003  SH          SOLE     NONE        22,003
MORGAN STANLEY EMERG MKT DOM   COM              617477104     348      33,150  SH          SOLE     NONE        33,150
NU HORIZONS ELECTRS CORP       COM              669908105     100      57,965  SH          SOLE     NONE        57,965
NUVEEN DIV ADV MUNI FD 3       COM SH BEN INT   67070X101     185      18,418  SH          SOLE     NONE        18,418
NUVEEN INSD DIVID ADVANTAGE    COM              67071L106     220      19,200  SH          SOLE     NONE        19,200
NUVEEN INSD PREM INCOME MUN    COM              6706D8104     423      45,050  SH          SOLE     NONE        45,050
NUVEEN INVT QUALITY MUN FD I   COM              67062E103     135      13,100  SH          SOLE     NONE        13,100
NUVEEN PREM INCOME MUN FD 4    COM              6706K4105     179      19,600  SH          SOLE     NONE        19,600
PHH CORP                       COM NEW          693320202     139      10,900  SH          SOLE     NONE        10,900
PIONEER MUN HIGH INCOME TR     COM SHS           723763108     85      10,200  SH          SOLE     NONE        10,200
SMART MODULAR TECHNOLOGIES I   ORD SHS          G82245104     543     352,900  SH          SOLE     NONE       352,900
TECH DATA CORP                 COM               878237106  3,213     180,100  SH          SOLE     NONE       180,100
TERRA INDS INC                 COM               880915103  3,244     194,600  SH          SOLE     NONE       194,600
TFS FINL CORP                  COM              87240R107   1,754     135,977  SH          SOLE     NONE       135,977
TRIPLE-S MGMT CORP             CL B              896749108  5,092     442,790  SH          SOLE     NONE       442,790
WELLPOINT INC                  COM              94973V107   2,403      57,049  SH          SOLE     NONE        57,049
WELLPOINT INC                  COM              94973V107     885      21,000      CALL    SOLE     NONE        21,000
WESTERN ASSET EMRG MKT DEBT    COM              95766A101     131      10,437  SH          SOLE     NONE        10,437
WESTERN ASSET EMRG MKT INCM    COM              95766E103     303      37,200  SH          SOLE     NONE        37,200





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